Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible Assets
15.	INTANGIBLE ASSETS

	31 December 2017					31 December 2016
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year as reported	42 077	2 715	1 872	306	46 969	31 719
Adjustments	—	261	(40)	—	221	—
Balance at end of previous year as adjusted	42 077	2 976	1 832	306	47 191	31 719
Effect of movements in foreign exchange	973	110	170	33	1 286	(805)
Acquisitions through business combinations	411	—	—	6	417	20 723
Acquisitions and expenditures	8	24	124	156	312	563
Disposals	—	(32)	(95)	(64)	(191)	(161)
Transfer (to)/from other asset categories and other movements[14]	(67)	(174)	146	(49)	(144)	(5 070)

Balance at end of period	43 402	2 904	2 177	388	48 871	46 969

Amortization and impairment losses
Balance at end of previous year	(32)	(1 124)	(1 151)	(94)	(2 401)	(2 042)
Effect of movements in foreign exchange	—	(49)	(88)	(2)	(139)	34
Amortization	—	(198)	(275)	(25)	(498)	(446)
Impairment losses	—	—	—	—	—	(3)
Disposals	—	23	56	10	89	142
Transfer to/(from) other asset categories and other movements[1]	—	(31)	(14)	(3)	(48)	(86)

Balance at end of period	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)

Carrying value
at 31 December 2016 as reported	42 045	1 591	720	212	44 568	44 568
at 31 December 2016 as adjusted	42 045	1 852	681	212	44 789	44 789
at 31 December 2017	43 370	1 525	705	274	45 874	—

AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.

Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.

Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchases for its own products, and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred. As of 31 December 2017, the carrying amount of the intangible assets amounted to 45 874m US dollar (31 December 2016: 44 568m US dollar) of which 43 595m US dollar was assigned an indefinite useful life (31 December 2016: 42 272m US dollar) and 2 279m US dollar a finite life (31 December 2016: 2 296m US dollar).

The carrying amount of intangible assets with indefinite useful lives was allocated to the different countries as follows:

Million US dollar Country	2017	2016

USA	21 960	21 570
Colombia	3 820	3 803
South Africa	3 899	3 518
Mexico	3 058	2 920
Peru	2 825	2 731
Australia	2 773	2 373
South Korea	1 058	938
Ecuador	595	604
China	403	373
Dominican Republic	353	366
Rest of Africa	1 353	1 364
Other countries	1 498	1 712

	43 595	42 272

[14]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans and to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.

Intangible assets with indefinite useful lives have been tested for impairment using the same methodology and assumptions as disclosed in Note 14 Goodwill. Based on the assumptions described in that note, AB InBev concluded that no impairment charge is warranted. While a change in the estimates used could have a material impact on the calculation of the fair values and trigger an impairment charge, the company is not aware of any reasonable possible change in a key assumption used that would cause a business unit’s carrying amount to exceed its recoverable amount.